Provisions and Contingencies - Balances of escrow deposits (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Total - non-current assets	R$ 946,383	R$ 871,261
Tax matters [member]
Disclosure of other provisions [line items]
Total - non-current assets	790,979	731,326
Labor litigation [member]
Disclosure of other provisions [line items]
Total - non-current assets	42,624	48,147
Civil and other [member]
Disclosure of other provisions [line items]
Total - non-current assets	R$ 112,780	R$ 91,788